Note 23 - Financial Liabilities at Amortised Cost	12 Months Ended
Dec. 31, 2018
Financial Liabilities at Amortised Cost Abstract
Disclosure of Financial Liabilities at Amortised Cost

23. Financial liabilities at amortized cost

23.1. Banks loans

	December 31, 2018	December 31, 2017	January 1, 2017
Central Bank	10,007	12,524	58,907
Local financial institutions	-	571,553	68,095
Foreign financial institutions	5,517,518	436,591	1,172,145
TOTAL	5,527,525	1,020,668	1,299,147

23.2. Deposits from customers

	December 31, 2018	December 31, 2017	January 1, 2017
Checking accounts	28,574,950	35,842,193	36,629,799
Savings Accounts	140,956,173	116,710,529	78,476,417
Term deposits	83,804,407	66,182,775	66,023,791
Other	4,334,648	6,757,241	24,768,570
TOTAL	257,670,178	225,492,738	205,898,577

23.3. Repurchase agreements

	December 31, 2018	December 31, 2017	January 1, 2017
Financial institutions	14,321	421,395	249,000
TOTAL	14,321	421,395	249,000

23.4. Other financial liabilities

	December 31, 2018	December 31, 2017	January 1, 2017
Creditors for spot transactions pending settlement	7,031,105	3,084,831	349,869
Obligations for financing of purchases	13,105,616	11,286,045	8,837,060
Accrued commissions payable	5,893	24,097	29,986
Collections and other transactions on behalf of third parties	3,374,476	2,382,634	2,894,222
Interest accrued payable	89,774	25,269	14,300
Other	4,582,528	3,870,981	2,219,835
TOTAL	28,189,392	20,673,857	14,345,272